Employee benefit plans - Plans with Obligations in Excess of Plan Assets (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Pension Benefits | Domestic
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	$ 160	$ 191
Fair value of plan assets	0	0
Accumulated benefit obligation	160	191
Fair value of plan assets	0	0
Pension Benefits | Foreign
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	245	244
Fair value of plan assets	177	181
Accumulated benefit obligation	67	61
Fair value of plan assets	27	25
Health care benefits | Domestic
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	80	88
Fair value of plan assets	0	0
Health care benefits | Foreign
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	5	4
Fair value of plan assets	$ 0	$ 0